SUPPLEMENTAL FINANCIAL INFORMATION (Details 2) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Property, Plant and Equipment
Property, plant and equipment	$ 2,599.9	$ 2,654.5
Accumulated depreciation	(1,752.0)	(1,779.2)
Property, plant and equipment, net	847.9	875.3	$ 922.5
Land
Property, Plant and Equipment
Property, plant and equipment	30.4	32.1
Buildings and improvements
Property, Plant and Equipment
Property, plant and equipment	579.3	578.2
Machinery and equipment
Property, Plant and Equipment
Property, plant and equipment	1,922.3	1,958.2
Construction-in-progress
Property, Plant and Equipment
Property, plant and equipment	$ 67.9	$ 86.0